Variable Interest Entities	6 Months Ended
Sep. 30, 2021
Variable Interest Entities [Abstract]
Variable Interest Entities	VARIABLE INTEREST ENTITIES
In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.
See Note 25 to the consolidated financial statements for the fiscal year ended March 31, 2021 for further information about the MUFG Group’s involvements with VIEs.
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying condensed consolidated balance sheets at March 31, 2021 and September 30, 2021:

Consolidated VIEs	Consolidated assets
At March 31, 2021:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,986,887	¥109,439	¥40,061	¥5,433	¥1,015,434	¥4,800,221	¥16,299
Investment funds	374,324	—	15,171	240,327	41,512	—	77,314
Special purpose entities created for structured financing	175,630	—	2,058	4,645	—	113,943	54,984
Repackaged instruments	281,331	3,179	—	73,914	118,199	85,782	257
Securitization of the MUFG Group’s assets	10,358,628	—	996	—	—	10,339,273	18,359
Trust arrangements	9,029,390	—	—	623,466	1,071,708	7,334,215	1
Other	43,320	323	3,826	17,108	—	4,660	17,403
Total consolidated assets before elimination	26,249,510	112,941	62,112	964,893	2,246,853	22,678,094	184,617
The amounts eliminated in consolidation	(8,121,094)	(110,243)	(31,690)	(5,892)	(519,561)	(7,430,166)	(23,542)
Total consolidated assets	¥18,128,416	¥2,698	¥30,422	¥959,001	¥1,727,292	¥15,247,928	¥161,075

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,989,188	¥—	¥4,058,248	¥1,461,043	¥469,897
Investment funds	15,039	—	—	5,831	9,208
Special purpose entities created for structured financing	97,226	—	—	84,973	12,253
Repackaged instruments	284,795	—	21,343	195,987	67,465
Securitization of the MUFG Group’s assets	10,367,099	—	31,000	9,839,204	496,895
Trust arrangements	9,029,272	7,826,959	—	—	1,202,313
Other	39,141	—	3,433	18,315	17,393
Total consolidated liabilities before elimination	25,821,760	7,826,959	4,114,024	11,605,353	2,275,424
The amounts eliminated in consolidation	(14,679,458)	—	(2,422,978)	(11,144,547)	(1,111,933)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,547,483)	(7,826,959)	(1,657,447)	(3,043)	(1,060,034)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥594,819	¥—	¥33,599	¥457,763	¥103,457

Consolidated VIEs	Consolidated assets
At September 30, 2021:	Total (1)	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,536,898	¥51,918	¥32,902	¥12,503	¥838,831	¥4,545,764	¥54,980
Investment funds	450,215	—	17,325	290,036	46,045	—	96,809
Special purpose entities created for structured financing	174,914	—	1,298	5,211	—	119,756	48,649
Repackaged instruments	312,906	2,911	—	102,267	120,120	86,996	612
Securitization of the MUFG Group’s assets	11,019,456	—	996	—	—	10,999,949	18,511
Trust arrangements	8,416,454	—	—	653,599	1,213,296	6,549,558	1
Other	62,501	440	3,672	17,108	15,249	3,971	22,061
Total consolidated assets before elimination	25,973,344	55,269	56,193	1,080,724	2,233,541	22,305,994	241,623
The amounts eliminated in consolidation	(7,287,803)	(52,362)	(25,130)	(14,651)	(512,502)	(6,653,078)	(30,080)
Total consolidated assets	¥18,685,541	¥2,907	¥31,063	¥1,066,073	¥1,721,039	¥15,652,916	¥211,543

	Consolidated liabilities
	Total (1)	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,534,013	¥—	¥3,785,267	¥1,310,723	¥438,023
Investment funds	8,038	—	—	5,868	2,170
Special purpose entities created for structured financing	93,042	—	—	92,015	1,027
Repackaged instruments	313,556	—	21,107	221,026	71,423
Securitization of the MUFG Group’s assets	11,027,556	—	30,208	10,535,581	461,767
Trust arrangements	8,416,792	7,044,493	29,001	—	1,343,298
Other	58,591	—	2,796	34,560	21,235
Total consolidated liabilities before elimination	25,451,588	7,044,493	3,868,379	12,199,773	2,338,943
The amounts eliminated in consolidation	(14,764,238)	(2,050)	(1,907,983)	(11,781,009)	(1,073,196)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,156,879)	(7,042,443)	(1,913,177)	(3,247)	(1,198,012)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥530,471	¥—	¥47,219	¥415,517	¥67,735

Note:
(1)Consolidated VIEs in the above table include Consolidated assets of ¥8,183 million and Consolidated liabilities of ¥1,548 million in transferred business of MUFG Union Bank, which is included in Other assets and Other liabilities, respectively, in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse not only to the assets of those VIEs of which they are creditors or beneficial interest holders, but also to other assets of the MUFG Group, since the MUFG Group is also contractually required to provide credit enhancement or program-wide liquidity to these VIEs.
The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2021 and September 30, 2021:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2021:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥25,491,847	¥5,606,965	¥4,211,342	¥277	¥1,598,992	¥2,612,073	¥—	¥—	¥—
Investment funds	102,840,486	2,646,071	2,288,210	538,190	501,434	1,213,179	35,407	114,911	114,911
Special purpose entities created for structured financing	38,771,947	4,409,839	3,254,145	476,784	25,234	2,745,441	6,686	10,447	10,447
Repackaged instruments	8,604,182	3,088,564	3,008,695	611,245	2,142,482	204,332	50,636	29,478	29,478
Other	65,455,861	3,039,135	2,176,775	198,144	—	1,915,912	62,719	24,732	24,732
Total	¥241,164,323	¥18,790,574	¥14,939,167	¥1,824,640	¥4,268,142	¥8,690,937	¥155,448	¥179,568	¥179,568

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2021:	Total assets	Maximum exposure	Total(1)	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥23,029,409	¥5,402,493	¥4,177,144	¥171	¥1,588,926	¥2,588,047	¥—	¥33	¥33
Investment funds	102,739,859	2,860,451	2,370,234	332,708	504,543	1,486,401	46,582	—	—
Special purpose entities created for structured financing	37,739,921	4,344,864	3,034,948	299,681	20,897	2,705,792	8,578	2,155	2,155
Repackaged instruments	8,857,947	3,120,016	3,053,769	468,240	2,259,704	273,258	52,567	—	—
Other	78,150,320	3,319,299	2,318,853	195,052	7,552	2,032,667	83,582	28,317	28,317
Total	¥250,517,456	¥19,047,123	¥14,954,948	¥1,295,852	¥4,381,622	¥9,086,165	¥191,309	¥30,505	¥30,505

Note:
(1)Non-consolidated VIEs in the above table include On-balance sheet assets of ¥15,957 million in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liabilities held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.